UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust I, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Atrium CDO Corp., Series 5A, Class A4, 0.87%, 7/20/20 (a)(b)	USD	650	$528,125
SLM Student Loan Trust, Series 2004-B, Class A2, 0.75%, 6/15/21 (a)		491	470,588
			998,713
Total Asset-Backed Securities – 0.9%			998,713

Corporate Bonds
Aerospace & Defense — 1.1%
BE Aerospace, Inc., 8.50%, 7/01/18		560	617,400
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18		150	155,250
7.13%, 3/15/21		140	146,300
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		282	298,215
			1,217,165
Airlines — 0.9%
American Airlines Pass-Through Trust, Class A:
Series 2011-1, 5.25%, 7/31/22		316	301,317
Series 2011-2, 8.63%, 4/15/23		115	122,475
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 05/10/17		314	329,266
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24		260	267,723
			1,020,781
Auto Components — 0.8%
Delphi Corp., 6.13%, 5/15/21 (b)		130	136,500
Icahn Enterprises LP:
7.75%, 1/15/16		140	145,600
8.00%, 1/15/18 (b)		60	62,250
8.00%, 1/15/18		500	518,750
			863,100
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17		460	515,200
Building Products — 0.3%
Building Materials Corp. of America (b):
7.00%, 2/15/20		85	91,800
6.75%, 5/01/21		270	290,250
			382,050
Capital Markets — 4.8%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)		750	827,689

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
E*Trade Financial Corp., 12.50%, 11/30/17 (d)	USD	440	$509,300
Goldman Sachs Group, Inc.:
5.75%, 1/24/22		535	554,548
6.25%, 2/01/41 (c)		1,050	1,072,736
Morgan Stanley (c):
5.75%, 1/25/21		1,025	1,023,987
5.50%, 7/28/21		265	262,033
UBS AG (c):
2.25%, 1/28/14		375	372,841
5.88%, 7/15/16		650	688,052
			5,311,186
Chemicals — 1.2%
Ashland, Inc., 9.13%, 6/01/17		120	134,550
Celanese US Holdings LLC, 5.88%, 6/15/21		370	397,750
Lyondell Chemical Co., 11.00%, 5/01/18		385	421,289
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		70	76,125
Solutia, Inc., 7.88%, 3/15/20		200	235,000
			1,264,714
Commercial Banks — 4.6%
Amsouth Bank, Series AI, 4.85%, 4/01/13		200	199,000
Asciano Finance Ltd., 5.00%, 4/07/18 (b)		200	206,406
Associated Banc-Corp, 5.13%, 3/28/16		515	548,266
Barclays Bank Plc, 5.93% (a)(b)(e)(f)		425	363,375
Branch Banking & Trust Co. (a):
0.86%, 9/13/16		250	231,716
0.80%, 5/23/17		150	137,016
CIT Group, Inc.:
7.00%, 5/02/16 (b)		370	371,388
7.00%, 5/01/17		291	291,364
7.00%, 5/02/17 (b)		130	130,325
City National Corp., 5.25%, 9/15/20 (c)		550	551,706
Discover Bank, 8.70%, 11/18/19		300	354,828
Regions Financial Corp.:
4.88%, 4/26/13		600	601,500
5.75%, 6/15/15		460	469,384
SVB Financial Group, 5.38%, 9/15/20 (c)		550	566,048
			5,022,322
Commercial Services & Supplies — 3.9%
Aviation Capital Group Corp. (b):
7.13%, 10/15/20 (c)		2,200	2,217,049
6.75%, 4/06/21		550	531,372
Casella Waste Systems, Inc., 7.75%, 2/15/19		169	169,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Clean Harbors, Inc., 7.63%, 8/15/16	USD	306	$324,360
Corrections Corp. of America, 7.75%, 6/01/17		775	841,359
Iron Mountain, Inc., 7.75%, 10/01/19		90	98,550
Mobile Mini, Inc., 7.88%, 12/01/20		65	67,031
			4,248,721
Communications Equipment — 1.0%
Avaya, Inc., 9.75%, 11/01/15		200	191,500
Brocade Communications Systems, Inc., 6.88%, 1/15/20 (c)		700	770,000
EH Holding Corp., 6.50%, 6/15/19 (b)		100	104,125
			1,065,625
Consumer Finance — 5.3%
American Express Credit Corp., 2.75%, 9/15/15 (c)		1,400	1,441,486
Capital One Bank USA NA, 8.80%, 7/15/19		775	937,271
Daimler Finance NA LLC, 2.63%, 9/15/16 (b)(c)		800	803,940
Ford Motor Credit Co., LLC:
7.00%, 4/15/15		690	759,000
5.88%, 8/02/21		140	153,083
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		420	442,575
SLM Corp., 6.25%, 1/25/16 (c)		1,180	1,204,465
Toll Brothers Finance Corp., 5.88%, 2/15/22		95	94,998
			5,836,818
Containers & Packaging — 1.6%
Ball Corp.:
7.13%, 9/01/16		400	436,000
6.75%, 9/15/20		505	558,025
Bemis Co., Inc., 6.80%, 8/01/19		200	241,070
Crown Americas LLC, 6.25%, 2/01/21		200	217,500
Graphic Packaging International, Inc., 9.50%, 6/15/17		155	170,888
Rock-Tenn Co., 9.25%, 3/15/16		75	78,656
Sealed Air Corp., 8.38%, 9/15/21 (b)		30	33,750
			1,735,889
Diversified Financial Services — 8.6%
Ally Financial, Inc.:
4.50%, 2/11/14		225	224,973
8.30%, 2/12/15		390	430,217
8.00%, 11/01/31		250	265,313
Bank of America Corp. (c):
5.30%, 3/15/17		855	850,753
5.00%, 5/13/21		1,325	1,296,625

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Citigroup, Inc. (c):
6.38%, 8/12/14	USD	300	$324,754
4.59%, 12/15/15		225	236,275
4.45%, 1/10/17		950	990,524
DPL, Inc., 7.25%, 10/15/21 (b)		210	233,625
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)		120	124,800
ING Bank NV, 5.00%, 6/09/21 (b)(c)		550	562,168
Intesa Sanpaolo SpA (c):
2.38%, 12/21/12		800	776,354
6.50%, 2/24/21 (b)		200	184,579
Moody’s Corp., 6.06%, 9/07/17		2,500	2,613,982
Reynolds Group Issuer, Inc., 7.88%, 8/15/19 (b)		255	274,762
WMG Acquisition Corp., 9.50%, 6/15/16 (b)		50	54,375
			9,444,079
Diversified Telecommunication Services — 4.1%
AT&T, Inc., 6.30%, 1/15/38 (c)		1,000	1,219,503
France Telecom SA, 4.13%, 9/14/21		150	155,803
Level 3 Financing, Inc. (b):
8.13%, 7/01/19		798	803,985
8.63%, 7/15/20		170	174,250
Qwest Corp., 8.38%, 5/01/16		390	454,125
Telecom Italia Capital SA, 6.18%, 6/18/14		225	226,125
Telefonica Emisiones SAU, 5.46%, 2/16/21		310	307,987
Verizon Communications, Inc., 7.35%, 4/01/39 (c)		660	925,407
Windstream Corp., 7.88%, 11/01/17		160	176,800
			4,443,985
Electric Utilities — 1.2%
Progress Energy, Inc., 7.00%, 10/30/31 (c)		1,000	1,338,968
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		200	233,000
NXP BV, 3.32%, 10/15/13 (a)		95	94,763
			327,763
Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc., 6.50%, 2/01/20		25	25,875
Energy Transfer Partners LP, 5.20%, 2/01/22		700	739,218
Ensco Plc, 4.70%, 3/15/21 (c)		460	492,950
Frac Tech Services LLC, 7.63%, 11/15/18 (b)		250	266,250
Key Energy Services, Inc., 6.75%, 3/01/21		175	179,375
MEG Energy Corp., 6.50%, 3/15/21 (b)		225	235,125

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Oil States International, Inc., 6.50%, 6/01/19	USD	120	$127,500
Peabody Energy Corp., 6.25%, 11/15/21 (b)		540	556,200
Transocean, Inc.:
6.50%, 11/15/20		265	293,469
6.38%, 12/15/21		320	362,873
			3,278,835
Food & Staples Retailing — 2.2%
Wal-Mart Stores, Inc., 6.20%, 4/15/38 (c)		1,825	2,415,508
Food Products — 0.9%
Kraft Foods, Inc.:
6.50%, 8/11/17		385	464,389
6.13%, 8/23/18		390	470,249
Smithfield Foods, Inc., 10.00%, 7/15/14		86	101,050
			1,035,688
Gas Utilities — 0.3%
El Paso Natural Gas Co., 8.63%, 1/15/22		165	209,139
Targa Resources Partners LP, 6.88%, 2/01/21 (b)		115	119,888
			329,027
Health Care Equipment & Supplies — 0.6%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		500	563,750
Teleflex, Inc., 6.88%, 6/01/19		115	123,050
			686,800
Health Care Providers & Services — 3.3%
Aetna, Inc., 6.75%, 12/15/37 (c)		400	512,708
Aviv Healthcare Properties LP, 7.75%, 2/15/19		105	105,262
HCA, Inc.:
8.50%, 4/15/19		55	61,050
6.50%, 2/15/20		560	593,600
7.25%, 9/15/20		195	209,869
Health Management Associates, Inc., 7.38%, 1/15/20 (b)		110	113,300
INC Research LLC, 11.50%, 7/15/19 (b)		165	151,800
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		50	45,250
Tenet Healthcare Corp.:
10.00%, 5/01/18		350	403,375
8.88%, 7/01/19		250	282,812
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)		800	1,094,237
			3,573,263
Health Care Technology — 0.9%
Amgen, Inc.:
5.15%, 11/15/41		957	1,016,015

Corporate Bonds	Par (000)		Value
Health Care Technology (concluded)
Amgen, Inc. (concluded): 5.65%, 6/15/42	USD	8	$8,997
			1,025,012
Independent Power Producers & Energy Traders — 1.0%
AES Corp.:
9.75%, 4/15/16		235	276,125
7.38%, 7/01/21 (b)		75	82,875
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		125	134,688
Calpine Corp., 7.25%, 10/15/17 (b)		100	104,500
Energy Future Intermediate Holding Co., LLC, 10.00%, 12/01/20		410	441,775
Laredo Petroleum, Inc., 9.50%, 2/15/19		70	76,475
			1,116,438
Insurance — 8.7%
Allianz Finance II BV, 5.75%, 7/08/41 (a)	EUR	100	119,896
The Allstate Corp., 7.45%, 5/16/19 (c)	USD	900	1,127,218
American International Group, Inc., 6.40%, 12/15/20 (c)		410	445,961
Aon Corp., 5.00%, 9/30/20 (c)		1,600	1,797,693
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (b)		700	670,674
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		250	253,874
Genworth Financial, Inc., 7.63%, 9/24/21		225	223,171
ING Verzekeringen NV, 3.39%, 6/21/21 (a)		110	130,927
Manulife Financial Corp., 4.90%, 9/17/20 (c)		1,000	1,031,594
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		100	88,000
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (b)		900	1,104,994
Principal Financial Group, Inc., 8.88%, 5/15/19		225	286,269
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		800	934,329
Swiss Re Capital I LP, 6.85%, 5/29/49 (a)(b)(e)		450	404,760
XL Group Ltd., 5.75%, 10/01/21 (c)		810	889,633
			9,508,993
IT Services — 0.6%
Eagle Parent, Inc., 8.63%, 5/01/19 (b)		160	160,000
First Data Corp.:
7.38%, 6/15/19 (b)		170	169,575
8.25%, 1/15/21 (b)		20	18,500

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services (concluded)
First Data Corp. (concluded): 12.63%, 1/15/21	USD	180	$174,150
SunGard Data Systems, Inc., 7.38%, 11/15/18		170	179,350
			701,575
Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		865	957,988
Life Technologies Corp., 6.00%, 3/01/20 (c)		1,000	1,129,201
			2,087,189
Machinery — 1.0%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		800	927,560
Navistar International Corp., 8.25%, 11/01/21		206	222,480
			1,150,040
Media — 8.6%
AMC Networks, Inc., 7.75%, 7/15/21 (b)		90	98,888
CCH II LLC, 13.50%, 11/30/16		541	623,502
Comcast Corp., 6.30%, 11/15/17 (c)		800	962,665
Cox Communications, Inc., 8.38%, 3/01/39 (b)		800	1,092,020
CSC Holdings LLC:
8.50%, 4/15/14		160	178,000
8.63%, 2/15/19		275	321,062
DIRECTV Holdings LLC, 5.00%, 3/01/21 (c)		600	659,953
DISH DBS Corp., 7.00%, 10/01/13		450	481,500
Intelsat Luxemburg SA (d):
11.50%, 2/04/17 (b)		30	30,150
11.50%, 2/04/17		100	100,500
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		275	314,531
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)		230	245,525
News America, Inc., 6.15%, 3/01/37 (c)		950	1,081,419
Time Warner Cable, Inc., 6.75%, 6/15/39		925	1,111,422
Time Warner, Inc., 7.70%, 5/01/32 (c)		950	1,260,928
Unitymedia Hessen GmbH & Co. KG, (FKA UPC Germany GmbH), 8.13%, 12/01/17 (b)		240	259,200
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		600	645,000
			9,466,265
Metals & Mining — 2.2%
Alcoa, Inc., 5.40%, 4/15/21		155	162,734
Barrick Gold Corp., 2.90%, 5/30/16 (c)		275	285,769

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Barrick North America Finance LLC, 5.70%, 5/30/41 (c)	USD	300	$360,508
Freeport-McMoRan Corp., 7.13%, 11/01/27		700	839,026
Novelis, Inc., 8.75%, 12/15/20		230	257,025
Teck Resources Ltd., 10.75%, 5/15/19		400	488,980
			2,394,042
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		750	855,236
6.50%, 5/01/18		775	908,909
			1,764,145
Multiline Retail — 0.6%
JC Penney Co., Inc., 5.65%, 6/01/20		700	701,750
Oil, Gas & Consumable Fuels — 12.9%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		130	128,700
Anadarko Petroleum Corp.:
5.95%, 9/15/16		244	280,126
6.38%, 9/15/17		10	11,828
Arch Coal, Inc. (b):
7.00%, 6/15/19		50	50,125
7.25%, 6/15/21		135	135,675
BP Capital Markets Plc, 3.88%, 3/10/15 (c)		350	378,006
Buckeye Partners LP, 4.88%, 2/01/21		225	238,806
Chesapeake Energy Corp., 6.13%, 2/15/21 (c)		275	270,875
Chesapeake Midstream Partners LP (b):
5.88%, 4/15/21		140	141,050
6.13%, 7/15/22		110	111,925
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		35	35,175
Consol Energy, Inc., 6.38%, 3/01/21 (b)		105	103,688
Copano Energy LLC, 7.13%, 4/01/21		130	133,900
DCP Midstream LLC, 4.75%, 9/30/21 (b)		325	342,910
Denbury Resources, Inc., 6.38%, 8/15/21		135	146,137
El Paso Corp., 7.00%, 6/15/17		335	370,965
El Paso Pipeline Partners Operating Co., LLC:
6.50%, 4/01/20		340	379,742
5.00%, 10/01/21		125	130,802
Enbridge Energy Partners LP, 9.88%, 3/01/19		475	634,955
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		240	247,800

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Enterprise Products Operating LLC, 6.65%, 4/15/18 (c)	USD	1,000	$1,197,476
Forest Oil Corp., 8.50%, 2/15/14		295	321,550
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20 (c)		1,000	1,186,289
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)		100	103,500
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		55	58,300
Linn Energy LLC, 7.75%, 2/01/21		225	242,437
Marathon Petroleum Corp., 3.50%, 3/01/16 (b)		325	334,831
MarkWest Energy Partners LP, 6.25%, 6/15/22		125	132,813
Newfield Exploration Co., 6.88%, 2/01/20		145	155,150
Nexen, Inc., 6.40%, 5/15/37		375	422,983
Oasis Petroleum, Inc.:
7.25%, 2/01/19		80	84,000
6.50%, 11/01/21		70	70,700
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		280	289,240
ONEOK Partners LP, 8.63%, 3/01/19 (c)		800	1,028,700
Petrobras International Finance Co., 3.88%, 1/27/16		875	895,899
Petrohawk Energy Corp.:
10.50%, 8/01/14		145	161,131
6.25%, 6/01/19		165	184,594
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		150	156,000
Pioneer Natural Resources Co.:
6.65%, 3/15/17		150	170,365
6.88%, 5/01/18		115	132,388
Plains Exploration & Production Co.:
10.00%, 3/01/16		95	106,875
8.63%, 10/15/19		130	146,250
6.75%, 2/01/22		155	168,562
Precision Drilling Corp., 6.50%, 12/15/21 (b)		95	97,613
Premier Oil Plc, 5.00%, 6/09/18		825	849,750
Range Resources Corp., 6.75%, 8/01/20		200	219,000
SandRidge Energy, Inc., 7.50%, 3/15/21 (b)		170	172,550
SM Energy Co.:
6.63%, 2/15/19		55	57,750
6.50%, 11/15/21 (b)		80	83,800
Western Gas Partners LP, 5.38%, 6/01/21		350	370,090
The Williams Cos., Inc., 8.75%, 3/15/32		170	224,658
			14,098,434
Paper & Forest Products — 3.0%
Boise Paper Holdings LLC: 9.00%, 11/01/17		70	76,300

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Boise Paper Holdings LLC (concluded): 8.00%, 4/01/20	USD	150	$160,500
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)(c)		785	870,147
International Paper Co. (c):
7.50%, 8/15/21		775	985,832
7.30%, 11/15/39		800	1,002,390
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		80	83,700
Verso Paper Holdings LLC, 11.50%, 7/01/14		85	87,550
			3,266,419
Pharmaceuticals — 5.8%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	140,288
Merck & Co., Inc.:
6.50%, 12/01/33	USD	475	666,718
6.55%, 9/15/37 (c)		804	1,125,792
Pfizer, Inc., 7.20%, 3/15/39		2,500	3,744,840
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		65	65,975
Watson Pharmaceuticals, Inc., 6.13%, 8/15/19		490	581,513
			6,325,126
Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		800	939,402
Developers Diversified Realty Corp.:
4.75%, 4/15/18		155	156,140
7.88%, 9/01/20		175	207,000
ERP Operating LP, 5.75%, 6/15/17 (c)		800	910,393
HCP, Inc., 5.38%, 2/01/21		250	276,271
UDR, Inc., 4.25%, 6/01/18		350	365,761
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		270	278,235
			3,133,202
Real Estate Management & Development — 0.3%
Realogy Corp. (b):
7.88%, 2/15/19 (c)		135	124,875
7.63%, 1/15/20 (g)		145	145,000
Shea Homes LP, 8.63%, 5/15/19 (b)		110	110,000
			379,875
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		25	26,313
Florida East Coast Railway Corp., 8.13%, 2/01/17		40	40,000
The Hertz Corp., 6.75%, 4/15/19		207	213,727

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Norfolk Southern Corp., 6.00%, 3/15/2105 (c)	USD	1,200	$1,434,680
			1,714,720
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		190	205,200
KLA-Tencor Corp., 6.90%, 5/01/18		461	545,054
			750,254
Specialty Retail — 1.2%
AutoNation, Inc., 6.75%, 4/15/18		445	476,150
Limited Brands, Inc., 7.00%, 5/01/20		230	255,300
QVC, Inc., 7.38%, 10/15/20 (b)		25	27,312
Sally Holdings LLC, 6.88%, 11/15/19 (b)(c)		140	149,800
VF Corp., 5.95%, 11/01/17		350	415,028
			1,323,590
Tobacco — 1.9%
Altria Group, Inc., 10.20%, 2/06/39		937	1,485,111
Lorillard Tobacco Co., 3.50%, 8/04/16		600	614,813
			2,099,924
Wireless Telecommunication Services — 4.3%
America Movil SAB de CV, 2.38%, 9/08/16 (c)		585	592,497
American Tower Corp.:
4.50%, 1/15/18		450	459,624
5.90%, 11/01/21		295	317,506
Cricket Communications, Inc., 7.75%, 5/15/16		155	164,300
Crown Castle International Corp., 9.00%, 1/15/15		210	228,900
Crown Castle Towers LLC (b):
5.50%, 1/15/37		275	301,279
6.11%, 1/15/40		300	336,483
Digicel Group Ltd., 8.25%, 9/01/17 (b)		125	131,250
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (b)		50	52,250
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		195	195,000
SBA Tower Trust, 5.10%, 4/15/42 (b)		1,000	1,071,800
Sprint Capital Corp., 6.88%, 11/15/28		100	74,125
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		780	840,450
			4,765,464
Total Corporate Bonds – 112.2%			123,129,944

Preferred Securities	Par (000)		Value
Capital Trusts
Capital Markets — 4.0%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (a)	USD	500	$513,750
State Street Capital Trust III, 5.54% (a)(e)		725	726,878
State Street Capital Trust IV, 1.55%, 6/01/77 (a)		4,740	3,200,860
			4,441,488
Commercial Banks — 2.3%
Barclays Bank Plc, 7.43% (a)(b)(c)(e)		150	147,000
BNP Paribas, 7.20% (a)(b)(c)(e)		300	237,000
Credit Agricole SA (a)(b)(c)(e):
6.64%,		350	248,500
8.38%,		350	287,000
Dresdner Funding Trust I, 8.15%, 6/30/31 (b)		530	394,850
M&T Capital Trust II, 8.28%, 6/01/27		910	940,839
National City Preferred Capital Trust I, 12.00% (a)(e)		300	319,947
			2,575,136
Diversified Financial Services — 2.0%
JPMorgan Chase Capital XXIII, 1.46%, 5/15/77 (a)		3,085	2,162,421
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (a)		500	493,750
Insurance — 7.0%
Ace Capital Trust II, 9.70%, 4/01/30		500	663,191
The Allstate Corp., 6.50%, 5/15/67 (a)		500	472,500
American International Group, Inc., 8.18%, 5/15/68 (a)		225	217,125
AXA SA, 6.38% (a)(b)(c)(e)		1,000	747,500
Chubb Corp., 6.38%, 3/29/67 (a)(c)		500	510,000
Farmers Exchange Capital, 7.05%, 7/15/28 (b)		500	548,299
Great-West Life & Annuity Insurance Co., 7.15%, 5/16/46 (a)(b)		500	495,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		500	637,500
Lincoln National Corp., 7.00%, 5/17/66 (a)		500	472,500
MetLife, Inc., 6.40%, 12/15/66		500	487,217

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Insurance (concluded)
Reinsurance Group of America, 6.75%, 12/15/65 (a)	USD	700	$630,493
ZFS Finance (USA) (a)(b):
Trust II, 6.45%, 12/15/65		1,800	1,692,000
Trust IV, 5.88%, 5/09/62		146	142,350
			7,715,675
Multi-Utilities — 0.9%
Dominion Resources Capital Trust I, 7.83%, 12/01/27		500	511,848
Dominion Resources, Inc., 7.50%, 6/30/66 (a)		500	525,000
			1,036,848
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (a)		825	891,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)		500	505,447
			1,396,447
Total Capital Trusts - 18.0%			19,821,765

Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp., 4.00% (b)	1,000	127,125
Diversified Financial Services — 0.3%
Ally Financial, Inc., 7.00% (b)	440	354,297
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (a)(f)	3,000	4,350
Freddie Mac, Series Z, 8.38% (a)(f)	3,000	4,260
		8,610
Wireless Telecommunication Services — 2.9%
Centaur Funding Corp., 9.08% (b)	2,720	3,106,750
Total Preferred Stocks - 3.3%		3,596,782

Trust Preferred
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (a)	10,190	226,116

Preferred Securities	Par (000)	Value
Total Preferred Securities – 21.5%		$23,644,663

Taxable Municipal Bonds
Metropolitan Transportation Authority, RB, 6.55%, 11/15/31	USD	800	968,600
Total Taxable Municipal Bonds – 0.9%			968,600

US Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 4.23%, 10/09/19 (c)(h)	390	301,307
Total US Government Sponsored Agency Securities – 0.3%		301,307

US Treasury Obligations
US Treasury Bonds, 3.75%, 8/15/41 (c)	236	275,124
US Treasury Notes:
0.88%, 12/31/16 (c)	901	908,954
2.00%, 11/15/21	1,720	1,750,100
Total US Treasury Obligations – 2.7%		2,934,178
Total Long-Term Investments (Cost – $144,467,609) – 138.5%		151,977,405

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (i)(j)	590,531	590,531
Total Short-Term Securities (Cost – $590,531) – 0.5%		590,531

Options Purchased	Contracts
Exchange-Traded Put Options — 0.2%
S&P 500 Index, Strike Price USD 1,200.00, Expires 6/16/12	67	212,390

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Swaptions — 0.0%
Receive a fixed rate of 1.90% and pay a floating rate based on 3- month LIBOR, expires 2/08/12, Broker Deutsche Bank AG	USD	1,900	$7,296
Receive a fixed rate of 2.40% and pay a floating rate based on 3- month LIBOR, expires 5/11/12, Broker Citibank NA		1,300	26,740
			34,036
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 2/08/12, Broker Deutsche Bank AG		1,900	—
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Deutsche Bank AG		1,100	12
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Citigroup NA		1,400	15
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker UBS Securities LLC		1,700	19
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 9/16/13, Broker Credit Suisse International	EUR	1,300	14,016
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker Deutsche Bank AG		1,300	15,882
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 12/12/13, Broker Credit Suisse International		900	13,015
			42,959
Total Options Purchased (Cost – $378,532) – 0.3%			289,385
Total Investments Before Options Written (Cost – $145,436,672*) – 139.3%			152,857,321

Options Written	Contracts
Exchange-Traded Put Options — (0.1)%
S&P 500 Index, Strike Price USD 1,100.00, Expires 6/16/12	67	(110,215)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	USD	1,800	$(343,841)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker UBS AG		1,800	(2)
Receive a fixed rate of 2.00% and pay a floating rate based on 3- month LIBOR, Expires 11/01/12, Broker Citibank NA		8,000	(20,734)
			(20,736)
Total Options Written (Premiums Received – $329,997) – (0.4)%			(474,792)
Total Investments, Net of Options Written (Cost - $145,106,675) – 138.9%			152,382,529
Liabilities in Excess of Other Assets – (38.9)%			(42,699,511)
Net Assets – 100.0%			$109,683,018

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes, were as follows:

Tax cost	$145,358,326
Gross unrealized appreciation	$9,873,034
Gross unrealized depreciation	(2,374,039)
Net unrealized appreciation	$7,498,995

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Non-income producing security.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
JPMorgan Chase Bank NA	$145,000	$(713)

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,884,098	(5,293,567)	590,531	$502

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•	Reverse repurchase agreements outstanding as of January 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.40%	11/29/11	Open	$1,237,130	$1,236,249
UBS Securities LLC	0.38%	11/29/11	Open	1,955,820	1,954,500
UBS Securities LLC	0.35%	11/29/11	Open	2,380,481	2,379,000
Barclays Capital, Inc.	0.40%	12/01/11	Open	2,085,655	2,084,219
Credit Suisse Securities (USA) LLC	0.40%	12/01/11	Open	6,037,025	6,032,870
UBS Securities LLC	0.38%	12/01/11	Open	535,662	535,312
Barclays Capital, Inc.	0.40%	12/05/11	Open	3,919,399	3,916,875
Credit Suisse Securities (USA) LLC	0.35%	12/06/11	Open	683,754	683,375
Credit Suisse Securities (USA) LLC	0.30%	12/06/11	Open	1,346,389	1,345,750
Deutsche Bank Securities, Inc.	0.05%	12/07/11	Open	155,937	155,925
UBS Securities LLC	0.37%	12/07/11	Open	1,026,390	1,025,800
UBS Securities LLC	0.32%	12/07/11	Open	517,257	517,000
UBS Securities LLC	0.28%	12/07/11	Open	188,082	188,000
UBS Securities LLC	0.38%	12/07/11	Open	597,040	596,687
Deutsche Bank Securities, Inc.	(1.00%)	1/10/12	Open	125,923	126,000
Deutsche Bank Securities, Inc.	0.05%	1/10/12	Open	901,028	901,000
BNP Paribas Securities Corp.	0.11%	1/11/12	Open	295,932	295,912
BNP Paribas Securities Corp.	0.37%	1/11/12	Open	991,943	991,729
UBS Securities LLC	0.35%	1/11/12	Open	894,183	894,000
UBS Securities LLC	0.10%	1/11/12	Open	112,194	112,187
BNP Paribas Securities Corp.	0.10%	1/12/12	Open	276,725	276,710
UBS Securities LLC	0.38%	1/12/12	Open	881,286	881,100
Credit Suisse Securities (USA) LLC	0.35%	1/17/12	Open	918,072	917,938
Deutsche Bank Securities, Inc.	(0.50%)	1/17/12	Open	107,303	107,325
BNP Paribas Securities Corp.	0.37%	1/18/12	Open	1,016,551	1,016,405
UBS Securities LLC	0.37%	1/18/12	Open	416,060	416,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Reverse repurchase agreements outstanding as of January 31, 2012 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.35%	1/19/12	Open	$3,460,677	$3,460,240
UBS Securities LLC	0.10%	1/19/12	Open	721,427	721,375
UBS Securities LLC	0.38%	1/19/12	Open	3,764,017	3,763,500
UBS Securities LLC	0.35%	1/19/12	Open	360,546	360,500
Deutsche Bank Securities, Inc.	0.05%	1/20/12	Open	343,131	343,125
BNP Paribas Securities Corp.	0.35%	1/24/12	Open	252,035	252,015
BNP Paribas Securities Corp.	0.40%	1/25/12	Open	3,240,977	3,240,725
UBS Securities LLC	0.38%	1/25/12	Open	2,153,659	2,153,500
UBS Securities LLC	0.25%	1/25/12	Open	212,260	212,250
Barclays Capital, Inc.	0.40%	1/31/12	Open	3,595,040	3,595,000
Citigroup Global Markets, Inc.	0.35%	1/31/12	Open	3,595,035	3,595,000
Total				$51,302,025	$51,285,098

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	Euro-Bund Future	Eurex	March 2012	$182,761	$(6,568)
97	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$12,828,250	(227,143)
10	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	$1,454,375	(39,079)
14	Ultra Long Term US Treasury Bond	Chicago Board of Trade	March 2012	$2,239,562	(11,620)
75	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$9,303,516	(81,416)
Total					$(365,826)

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	352,595	EUR	274,500	Citibank NA	4/18/12	$(6,556)
USD	23,408	EUR	18,000	Citibank NA	4/18/12	(143)
Total						$(6,699)

•	Credit default swaps on single-name issues - buy protection outstanding as of January 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
STMicroelectronics NV	1.00%	Deutsche Bank AG	12/20/16	$285	$(6,426)
Southwest Airlines Co.	1.00%	Goldman Sachs Capital Markets LP	12/20/16	$280	(8,377)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Plc	12/20/16	$280	(9,523)
Time Warner Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	$1,700	(2,969)
Emerson Electric	1.00%	Morgan Stanley & Co., Inc.	3/20/17	$545	(4,518)
Total					$(31,813)

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

•	Credit default swaps on single-name issues - sold protection outstanding as of January 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A-	$650	$(314)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	A-	$26	1,540
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	A-	$119	8,156
DIRECTV Holdings LLC	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	BBB	$1,700	9,417
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	BBB	$200	(9,390)
Total						$9,409

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of January 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America Investment Grade Index 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	$10,000	$2,291

•	Interest rate swaps outstanding as of January 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.35% [1]	3-month LIBOR	JPMorgan Chase Bank & Co.	11/21/16	$2,600	$(49,135)
2.03% [2]	3-month LIBOR	Deutsche Bank AG	12/21/21	$300	3,694
4.35% [1]	3-month LIBOR	Deutsche Bank AG	4/15/41	$100	(36,187)
3.93% [1]	3-month LIBOR	Citibank NA	7/21/41	$1,600	(440,384)
2.81% [1]	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/11/41	$400	(14,997)
3.00% [1]	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/18/41	$300	(23,541)
Total					$(560,550)

[1]	Trust pays a fixed interest rate and receives floating rate.

[2]	Trust pays a floating interest rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$470,588	$528,125	$998,713
Corporate Bonds	—	122,280,194	849,750	123,129,944
Preferred Securities	$234,726	23,409,937	—	23,644,663
Taxable Municipal Bonds	—	968,600		968,600
US Government Sponsored Agency Securities		301,307	—	301,307
US Treasury Obligations	—	2,934,178	—	2,934,178
Short-Term Securities	590,531	—	—	590,531
Total	$825,257	$150,364,804	$1,377,875	$152,567,936

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$212,390	—	—	$212,390
Interest rate contracts	—	$80,690	—	80,690
Credit contracts	—	21,404	—	21,404
Liabilities:
Equity contracts	(110,215)	—		(110,215)
Interest rate contracts	(365,826)	(928,821)	—	(1,294,647)
Foreign currency exchange contracts	—	(6,699)	—	(6,699)
Credit contracts	—	(41,204)	$(314)	(41,518)
Total	$(263,651)	$(874,630)	$(314)	$(1,138,595)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	12

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust I, Inc. (PSW)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Corporate Bonds	Total
Assets:
Balance, as of October 31, 2011	$503,750	$858,000	$1,361,750
Accrued discounts/premiums	8,144	—	8,144
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2]	16,231	(8,250)	7,981
Purchases	—	—	—
Sales	—	—	—
Transfers in3	—	—	—
Transfers out[3]	—	—	—
Balance, as of January 31, 2012	$528,125	$849,750	$1,377,875

[2]	The net change in unrealized appreciation/depreciation on investments still held at January 31, 2012 was $865,981.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Credit Contracts (Assets)	Credit Contracts (Liabilities)	Total
Assets:
Balance, as of October 31, 2011	$1,175	—	$1,175
Accrued discounts/premiums	—	$1,063	1,063
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[4]	(1,175)	(314)	(1,489)
Purchases	—	—	—
Issuances[5]	—	—	—
Sales	—	—	—
Settlements[6]	—	(1,063)	(1,063)
Transfers in7	—	—
Transfers out[7]	—	—
Balance, as of January 31, 2012	—	$(314)	$(314)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at January 31, 2012 was $(1,489).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC.	JANUARY 31, 2012	13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust I, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 23, 2012